Jan. 28, 2019
AIG Flexible Credit Fund
AIG Flexible Credit Fund

SUNAMERICA INCOME FUNDS

AIG Flexible Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated January 28, 2019 to

the Funds’ Prospectus and Statement of Additional Information (“SAI”),

each dated July 30, 2018, as supplemented to date,

for Class A, B, C and W Shares, as applicable

Effective immediately, the following changes are made to the Funds’ Prospectus and SAI:

The following is added after the first sentence of the paragraph under the subsections of the Prospectus entitled “Fees and Expenses of the Fund” with respect to each Fund:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund.

The following is added after the third sentence of the paragraph under the subsections of the Prospectus entitled “Fees and Expenses of the Fund – Example” with respect to each Fund:

You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus or SAI. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.